Rule 497(e)
                                               File Nos. 33-34841 and 811-6011


                              The Montgomery Funds

                        Supplement dated May 24, 2002 to
                        Prospectus dated October 31, 2001


                            For Class R Shareholders:
                            -------------------------

For the Montgomery Short Duration Government Bond Fund only:
Class R shares of the Montgomery Short Duration Government Bond Fund will remain open to all investments.